Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail)	12 Months Ended
	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 SGD ($)	Dec. 31, 2017 SGD ($)
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (467,734)	£ 65,900	$ (411,471)	$ (417,443)